SUBSEQUENT EVENT (Details)	Nov. 08, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Oct. 04, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 57,471,505	$ 13,077,670
Loans on research and development tax credits and subsidies receivable
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 9,771,494	$ 10,564,590
Proceeds From Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Advances			$ 2,712,668
Finalta-CDPQ Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Advances	$ 22,233,751	$ 30,000,000
Finalta-CDPQ Loan Agreement | Finalta-CDPQ Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Nominal value	$ 22,233,751			$ 30,000,000
Borrowings, interest rate					10.95%